Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 289,244	$ (34,293)
Unrealized gain (loss) on translation of assets and liabilities of operations denominated in foreign currency	(33,433)	106,669
Foreign exchange gain (loss) on net investment hedge with U.S. denominated debt	21,195	(81,735)
Comprehensive income (loss)	$ 277,006	$ (9,359)